Noah Investments Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2015
Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 09, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Investment Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Aug. 26, 2005
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 29, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 24, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Tianjin Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 18, 2010
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Wuhu Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 10, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 14, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Zhejiang Vanke Noah Assets Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 22, 2013
Place of Incorporation	PRC
Percentage of Ownership	51.00%
Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Apr. 10, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%